Due to banks and correspondents (Tables)	12 Months Ended
Dec. 31, 2025
Banks And Correspondents [Abstract]
Disclosure detail of loans due to banks and correspondents based on type and term
(a)
This caption is comprised of the following:

	2025	2024
	S/(000)	S/(000)
By type -
Banco Central de Reserva del Peru (b)	1,781,905	1,756,687
Promotional credit lines (c)	1,975,589	2,090,825
Loans received from foreign entities (d)	3,223,243	3,304,169
Loans received from Peruvian entities	122,777	332,165
	7,103,514	7,483,846
Interest and commissions payable	62,500	78,211
	7,166,014	7,562,057
By term -
Short term	4,494,185	3,586,376
Long term	2,671,829	3,975,681
Total	7,166,014	7,562,057

Loan received from foreign entities
(d)
As of December 31, 2025 and 2024, corresponds to the following funding in foreign currency:

Entity	Country	Final maturity	2025	2024
			S/(000)	S/(000)
Standard Chartered London	United Kingdom	2026	1,055,140	1,055,140
Caixabank S.A. Barcelona	Spain	2027 / 2025	454,005	169,380
China Development Bank Hong Kong Branch	China	2027	336,300	376,400
Citigroup Global Markets Inc.	United States of America	2026	289,867	289,867
Bank of America NA San Francisco Branch (Note 10(b))	United States of America	2027	269,040	—
Sumitomo Mitsui Banking	Japan	2026	235,410	263,480
BMO Capital Markets Corp.	Canada	2026/2025	232,047	188,200
Bank of China Ltd Grand Cayman Branch (Note 10(b))	Grand Cayman	2027	168,150	—
Wells Fargo Bank Na New York Branch	United States of America	2026	100,890	—
Bank J. Safra Sarasin	Switzerland	2026 / 2025	82,394	77,162
Standard Chartered Bank Hong Kong Ltd.	China	2025	—	263,480
Banco del Estado de Chile, Note 10(b)	Chile	2025	—	244,660
Banco Bilbao Vizcaya Argentaria NY Branch, Note 10(b)	Spain	2025	—	188,200
Commerzbank Ag Frankfurt	Germany	2025	—	75,280
Standard Chartered Bank NY, Note 10(b)	United States of America	2025	—	75,280
Citibank NA New York	United States of America	2025	—	37,640
			3,223,243	3,304,169

Disclosure of detail maturities due to banks and correspondents
(e)
As of December 31, 2025 and 2024, maturities are the following:

Year	2025	2024
	S/(000)	S/(000)
2025	—	3,586,376
2026	4,494,185	1,787,212
2027	967,111	517,521
2028	135,919	139,910
2029 onwards	1,568,799	1,531,038
Total	7,166,014	7,562,057